RELATED-PARTY TRANSACTIONS (Details) - EBP 118 - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for trustee services	$ 1.4
Investment, number of shares (in shares)	0.9	1.0
Plan interest in master trust, cost basis	$ 37.5	$ 39.9
Investment, plan interest in master trust, fair value	35.4	$ 52.5
Common stock of International Paper Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 1.8